Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 28, 2025
Supplement to Prospectus [Text Block]

Virtus Tactical Allocation Fund (the “Fund”),

a series of Virtus Equity Trust (the “Trust”)

Supplement dated February 13, 2025 to the Fund’s Summary Prospectus and the Trust’s Statutory Prospectus,

each dated January 28, 2025